NATURE OF BUSINESS (Details)	12 Months Ended
Dec. 31, 2022 Vessel Building t
NATURE OF BUSINESS [Abstract]
Total number of vessels | Vessel	19
Number of vessels disposed | Vessel	5
Number of new buildings | Building	2
Number of operating vessels | Vessel	19
Number of vessels operated in spot market | Vessel	4
Agreement period for timecharter	6 years
Number of vessels chartered out on agreements | Vessel	2
Extended term of time charter agreement	1 year
Nordic Apollo [Member]
Current Fleet [Abstract]
Deadweight tons	159,998
Nordic Pollux [Member]
Current Fleet [Abstract]
Deadweight tons	150,103
Nordic Castor [Member]
Current Fleet [Abstract]
Deadweight tons	150,249
Nordic Luna [Member]
Current Fleet [Abstract]
Deadweight tons	150,037
Nordic Freedom [Member]
Current Fleet [Abstract]
Deadweight tons	159,331
Nordic Skier [Member]
Current Fleet [Abstract]
Deadweight tons	159,089
Nordic Sprinter [Member]
Current Fleet [Abstract]
Deadweight tons	159,089
Nordic Cross [Member]
Current Fleet [Abstract]
Deadweight tons	158,475
Nordic Light [Member]
Current Fleet [Abstract]
Deadweight tons	158,475
Nordic Vega [Member]
Current Fleet [Abstract]
Deadweight tons	163,940
Nordic Breeze [Member]
Current Fleet [Abstract]
Deadweight tons	158,597
Nordic Zenith [Member]
Current Fleet [Abstract]
Deadweight tons	158,645
Nordic Star [Member]
Current Fleet [Abstract]
Deadweight tons	157,738
Nordic Space [Member]
Current Fleet [Abstract]
Deadweight tons	157,582
Nordic Aquarius [Member]
Current Fleet [Abstract]
Deadweight tons	157,338
Nordic Cygnus [Member]
Current Fleet [Abstract]
Deadweight tons	157,526
Nordic Tellus [Member]
Current Fleet [Abstract]
Deadweight tons	157,407
Nordic Harrier [Member]
Current Fleet [Abstract]
Deadweight tons	157,094
Nordic Hunter [Member]
Current Fleet [Abstract]
Deadweight tons	157,037